UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-05502
                                                     ---------

                              Comstock Funds, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                              One Corporate Center
                            Rye, New York 10580-1422
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------


                        Date of fiscal year end: April 30
                                                 --------


                    Date of reporting period: April 30, 2008
                                              --------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                              COMSTOCK FUNDS, INC.

                                  ANNUAL REPORT
                                 APRIL 30, 2008





TO OUR SHAREHOLDERS,

      The Sarbanes-Oxley Act requires a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

      Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

      Enclosed are the audited financial statements and the investment portfolio as of April 30, 2008 with a description of factors that affected the performance during the past year.

PERFORMANCE DISCUSSION

      For the fiscal year ended April 30, 2008, the Comstock Capital Value Fund's Class A Shares rose 5.73%. The Comstock Strategy Fund's Class A Shares declined 10.15%. The Standard & Poor's ("S&P") 500 Index declined 4.68% and the Lehman Brothers Government/Corporate Bond ("LBG/C") Index rose 7.09%, over the same twelve month period. Each index is an unmanaged indicator of investment performance. The Comstock Capital Value Fund's performance was mainly due to its holdings of S&P 500 puts, shorts in S&P 500 futures, and shorts and puts in individual stocks concentrated in technology, finance, and home building. The performance of the Comstock Strategy Fund was largely due to its position in S&P 500 puts.

      The Funds' performance for the year ended April 30, 2008 was due to positioning both Funds to benefit from the secular bear market that the portfolio managers believe is currently in force. It is not unusual for stocks to have one or more powerful counter trend rallies during a secular bear market. The Japanese market, for example, featured several rallies of 50% or more during its 13 year decline of about 80%. The portfolio managers remain bearish on future market prospects, and both Funds remained positioned to benefit from a resumption of the downturn.
                                                    Sincerely yours,

                                                    /s/ Bruce N. Alpert

                                                    Bruce N. Alpert
                                                    Chief Operating Officer
                                                    Gabelli Funds, LLC
June 20, 2008

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED APRIL 30, 2008+
--------------------------------------------------------------------------------


[GRAPH OMITTED]
PLOT POINTS FOLLOW:

TOTAL RETURN BASED ON A $10,000 INVESTMENT --
COMSTOCK STRATEGY FUND CLASS O SHARES

                  Class O          S&P 500    Lehman Govt/Corp          Blended
               Shares (a)        Index (d)      Bond Index (e)        Index (g)
5/26/88           $ 9,550          $10,000             $10,000          $10,000
4/89               10,824           12,554              10,858           11,452
4/90               12,242           13,879              11,767           12,498
4/91               13,302           16,324              13,513           14,475
4/92               14,577           18,615              14,968           16,199
4/93               15,409           21,334              17,139           18,249
4/94               16,970           21,416              17,336           18,726
4/95               17,375           25,156              18,536           20,712
4/96               17,837           32,756              20,139           24,066
4/97               16,972           40,989              21,492           27,235
4/98               14,446           57,823              23,927           33,154
4/99               12,811           70,441              25,430           37,040
4/00               10,973           77,577              25,672           38,582
4/01               11,857           67,515              28,781           39,868
4/02               12,117           58,995              30,934           40,045
4/03               13,113           51,149              34,779           41,416
4/04               11,559           62,847              35,405           45,214
4/05               10,429           66,825              37,221           47,723
4/06                8,817           77,123              37,296           50,359
4/07                8,161           88,869              40,033           55,446
4/08                7,334           84,710              42,872           57,093

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE PERFORMANCE TABLE AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                                              CALENDAR      SIX        ONE       FIVE         TEN       SINCE FUND'S
COMSTOCK STRATEGY FUND (A)                  YEAR TO DATE   MONTHS      YEAR      YEARS       YEARS   INCEPTION (5/26/88)
------------------------------------------------------------------------------------------------------------------------
 CLASS O (CPSFX)
  Without sales charge                         (4.95)%     (5.19)%   (10.13)%   (10.97)%     (6.55)%     (1.31)%
------------------------------------------------------------------------------------------------------------------------
 CLASS A (CPFAX)
  Without sales charge                         (4.80)      (5.28)    (10.15)    (11.22)      (6.79)      (1.53)
  With sales charge (b)                       (10.28)     (10.73)    (15.32)    (12.27)      (7.34)      (1.82)
------------------------------------------------------------------------------------------------------------------------
 CLASS C (CPFCX)
  Without contingent deferred sales charge     (5.19)      (5.79)    (10.87)    (11.89)      (7.46)      (1.97)
  With contingent deferred sales charge (c)    (6.14)      (6.73)    (11.76)    (11.89)      (7.46)      (1.97)
------------------------------------------------------------------------------------------------------------------------
 S&P 500 INDEX (d)                             (5.03)      (9.63)     (4.68)     10.61        3.89       11.34
------------------------------------------------------------------------------------------------------------------------
 LEHMAN BROTHERS GOVT./CORP. BOND INDEX (e)     1.93        4.14       7.09       4.27        6.00        7.58(f)
------------------------------------------------------------------------------------------------------------------------
 BLENDED INDEX (g)                             (0.51)      (0.68)      2.97       6.49        5.26        8.90(f)
------------------------------------------------------------------------------------------------------------------------

IN THE CURRENT PROSPECTUS, THE EXPENSE RATIOS FOR COMSTOCK STRATEGY FUND CLASS O, A, AND C SHARES ARE 2.91%, 3.16%, AND 3.91%, RESPECTIVELY. CLASS O SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGES FOR CLASS A AND C SHARES ARE 5.75% AND 1.00%, RESPECTIVELY.
(a) TOTAL RETURN PRIOR TO 8/01/91 REFLECTS THE PERFORMANCE OF THE FUND AS A CLOSED-END FUND; AS AN OPEN-END FUND THE FUND INCURS CERTAIN ADDITIONAL EXPENSES AS A RESULT OF THE CONTINUOUS OFFERING AND REDEMPTION OF ITS SHARES. BECAUSE CLASS A SHARES AND CLASS C SHARES WERE NOT ACTUALLY INTRODUCED UNTIL 7/15/92 AND 8/01/95, RESPECTIVELY, TOTAL RETURN FOR THE PERIOD PRIOR TO THE INTRODUCTION OF EACH SUCH CLASS (I) REFLECTS THE PERFORMANCE INFORMATION FOR CLASS O SHARES AND CLASS A SHARES, AS APPROPRIATE, AND (II) DOES NOT REFLECT SERVICE AND DISTRIBUTION FEES BORNE BY CLASS A SHARES AND CLASS C SHARES PRIOR TO THEIR INTRODUCTION, WHICH, IF REFLECTED, WOULD REDUCE THE TOTAL RETURN PRESENTED. TOTAL RETURN ASSUMES THE REINVESTMENT OF DISTRIBUTIONS. GABELLI FUNDS, LLC BECAME THE INVESTMENT ADVISER OF THE FUND ON 5/23/00.
(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
(c) ASSUMING PAYMENT OF THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC). A CDSC OF 1% IS IMPOSED ON REDEMPTIONS MADE WITHIN ONE YEAR OF PURCHASE.
(d) THE S&P 500 INDEX IS AN UNMANAGED BROAD BASED INDEX COMPRISED OF COMMON STOCKS. THE INDEX DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT ARE BORNE BY MUTUAL FUND INVESTORS. YOU CANNOT INVEST DIRECTLY IN AN INDEX.
(e) THE LEHMAN BROTHERS GOVT./CORP. BOND INDEX IS AN UNMANAGED BROAD BASED INDEX COMPRISED OF U.S. GOVERNMENT AGENCY AND TREASURY SECURITIES AND INVESTMENT GRADE CORPORATE DEBT. THE INDEX DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT ARE BORNE BY MUTUAL FUND INVESTORS. YOU CANNOT INVEST DIRECTLY IN AN INDEX.
(f) FROM 5/31/88, THE DATE CLOSEST TO THE FUND'S INCEPTION FOR WHICH DATA IS AVAILABLE.
(g) THE BLENDED INDEX CONTAINS 65% OF THE LEHMAN BROTHERS GOVT./CORP. BOND INDEX AND 35% OF THE S&P 500 INDEX. YOU CANNOT INVEST DIRECTLY IN AN INDEX.
 + PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE CAPITAL VALUE FUND UTILIZES SHORT SELLING AND BOTH FUNDS UTILIZE DERIVATIVES. SHORT SELLING OF SECURITIES AND USE OF DERIVATIVES POSE SPECIAL RISKS AND MAY NOT BE SUITABLE FOR CERTAIN INVESTORS. SHORT SELLING IS A SALE OF A BORROWED SECURITY AND LOSSES ARE REALIZED IF THE PRICE OF THE SECURITY INCREASES BETWEEN THE DATE THE SECURITY IS SOLD AND THE DATE THE FUND REPLACES IT. DERIVATIVES MAY BE RISKIER THAN OTHER TYPES OF INVESTMENTS BECAUSE THEY MAY RESPOND MORE TO CHANGES IN ECONOMIC CONDITIONS THAN OTHER INVESTMENTS. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUNDS BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED APRIL 30, 2008+
--------------------------------------------------------------------------------

[GRAPH OMITTED]
PLOT POINTS FOLLOW:

TOTAL RETURN BASED ON A $10,000 INVESTMENT --
COMSTOCK CAPITAL VALUE FUND CLASS A SHARES

                     Class A Shares (a)         S&P 500 Index (f)
10/10/85                          9,550                    10,000
4/86                             13,363                    13,223
4/87                             15,145                    16,728
4/88                             17,449                    15,641
4/89                             19,472                    19,221
4/90                             22,348                    21,243
4/91                             22,979                    24,978
4/92                             23,817                    28,475
4/93                             24,323                    31,100
4/94                             24,294                    32,752
4/95                             23,924                    38,464
4/96                             23,591                    50,068
4/97                             20,531                    62,646
4/98                             14,067                    88,371
4/99                             10,438                   107,661
4/00                              8,277                   118,567
4/01                             10,862                   103,189
4/02                             12,185                    90,167
4/03                             14,560                    78,175
4/04                             11,271                    96,054
4/05                              9,970                   102,129
4/06                              8,140                   117,867
4/07                              7,693                   135,818
4/08                              8,134                   129,461

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE PERFORMANCE TABLE AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                                              CALENDAR      SIX      ONE     FIVE     TEN   SINCE POLICY      SINCE FUND'S
COMSTOCK CAPITAL VALUE FUND (A)             YEAR TO DATE  MONTHS    YEAR    YEARS    YEARS  INCEPTION (B)  INCEPTION (10/10/85)
-------------------------------------------------------------------------------------------------------------------------------
 CLASS A (DRCVX)
  Without sales charge ......................  1.40%       5.24%    5.73%  (10.99)%  (5.38)%   (2.94)%         (0.73)%
  With sales charge (c) ..................... (4.43)      (0.82)   (0.35)  (12.04)   (5.94)    (3.21)          (0.99)
-------------------------------------------------------------------------------------------------------------------------------
 CLASS B (DCVBX)
  Without contingent deferred sales charge ..  0.95        4.86     4.36   (11.73)   (6.09)    (3.49)          (1.26)
  With contingent deferred sales charge (d) . (3.05)       0.86     0.36   (12.07)   (6.09)    (3.49)          (1.26)
-------------------------------------------------------------------------------------------------------------------------------
 CLASS C (CPCCX)
  Without contingent deferred sales charge ..  1.00        4.85     4.32   (11.71)   (6.04)    (3.46)          (1.23)
  With contingent deferred sales charge (e) .  0.00        3.85     3.32   (11.71)   (6.04)    (3.46)          (1.23)
-------------------------------------------------------------------------------------------------------------------------------
 CLASS R (CPCRX) ............................  1.40        5.50     6.00   (10.78)   (5.12)    (2.78)          (0.58)
-------------------------------------------------------------------------------------------------------------------------------
 S&P 500 INDEX (f) .......................... (5.03)      (9.63)   (4.68)   10.61     3.89     10.23           12.01(g)
-------------------------------------------------------------------------------------------------------------------------------

IN THE CURRENT PROSPECTUS, THE EXPENSE RATIOS FOR COMSTOCK CAPITAL VALUE FUND CLASS A, B, C, AND R SHARES ARE 1.92%, 2.67%, 2.67%, AND 1.64%, RESPECTIVELY. CLASS R SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGES FOR CLASS A, B, AND C SHARES ARE 5.75%, 4.00%, AND 1.00%, RESPECTIVELY.
(a) TOTAL RETURN IS BASED UPON A HYPOTHETICAL INVESTMENT AT THE FUND'S INCEPTION ON 10/10/85. BECAUSE CLASS B SHARES WERE NOT ACTUALLY INTRODUCED UNTIL 1/15/93 AND CLASS C SHARES AND CLASS R SHARES WERE NOT ACTUALLY INTRODUCED UNTIL 8/22/95, TOTAL RETURN FOR THE PERIOD PRIOR TO THE INTRODUCTION OF EACH SUCH CLASS (I) IN THE CASE OF CLASS B SHARES AND CLASS R SHARES, REFLECTS THE PERFORMANCE INFORMATION FOR CLASS A SHARES, (II) IN THE CASE OF CLASS C SHARES, REFLECTS THE PERFORMANCE INFORMATION FOR CLASS A SHARES AND CLASS B SHARES, AS APPROPRIATE, AND (III) IN THE CASE OF CLASS B SHARES AND CLASS C SHARES, DOES NOT REFLECT HIGHER SERVICE AND DISTRIBUTION FEES AND CERTAIN ADMINISTRATIVE EXPENSES BORNE BY CLASS B SHARES AND CLASS C SHARES PRIOR TO THEIR INTRODUCTION, WHICH, IF REFLECTED, WOULD REDUCE THE TOTAL RETURN PRESENTED. TOTAL RETURN ASSUMES THE REINVESTMENT OF DISTRIBUTIONS. GABELLI FUNDS, LLC BECAME THE INVESTMENT ADVISER OF THE FUND ON 5/23/00.
(b) ON 4/28/87, COMSTOCK PARTNERS, INC., THE CAPITAL VALUE FUND'S PREVIOUS INVESTMENT ADVISER, ASSUMED INVESTMENT RESPONSIBILITIES AND THE FUND CHANGED ITS INVESTMENT OBJECTIVE TO THE CURRENT INVESTMENT OBJECTIVE.
(c) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING O THE PERIOD.
(d) ASSUMING PAYMENT OF THE MAXIMUM CDSC. THE MAXIMUM CDSC FOR CLASS B SHARES IS 4% AND IS REDUCED TO 0% AFTER SIX YEARS.
(e) ASSUMING PAYMENT OF THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC). A CDSC OF 1% IS IMPOSED ON REDEMPTIONS MADE WITHIN ONE YEAR OF PURCHASE.
(f) THE S&P 500 INDEX IS AN UNMANAGED BROAD BASED INDEX COMPRISED OF COMMON STOCKS. THE INDEX DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT ARE BORNE BY MUTUAL FUND INVESTORS. YOU CANNOT INVEST DIRECTLY IN AN INDEX.
(g) SINCE 9/30/85, THE DATE CLOSEST TO THE FUND'S INCEPTION DATE FOR WHICH DATA IS AVAILABLE.
 + PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE CAPITAL VALUE FUND UTILIZES SHORT SELLING AND BOTH FUNDS UTILIZE DERIVATIVES. SHORT SELLING OF SECURITIES AND USE OF DERIVATIVES POSE SPECIAL RISKS AND MAY NOT BE SUITABLE FOR CERTAIN INVESTORS. SHORT SELLING IS A SALE OF A BORROWED SECURITY AND LOSSES ARE REALIZED IF THE PRICE OF THE SECURITY INCREASES BETWEEN THE DATE THE SECURITY IS SOLD AND THE DATE THE FUND REPLACES IT. DERIVATIVES MAY BE RISKIER THAN OTHER TYPES OF INVESTMENTS BECAUSE THEY MAY RESPOND MORE TO CHANGES IN ECONOMIC CONDITIONS THAN OTHER INVESTMENTS. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUNDS BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

COMSTOCK FUNDS, INC.
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from November 1, 2007 through April 30, 2008
                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended April 30, 2008.

                    Beginning        Ending     Annualized    Expenses
                  Account Value  Account Value   Expense    Paid During
                    11/01/07       04/30/08        Ratio       Period*
--------------------------------------------------------------------------------
COMSTOCK STRATEGY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class O             $1,000.00     $  948.10        1.66%       $ 8.04
Class A             $1,000.00     $  947.20        1.91%       $ 9.25
Class C             $1,000.00     $  942.10        2.66%       $12.84

HYPOTHETICAL 5% RETURN
Class O             $1,000.00     $1,016.61        1.66%       $ 8.32
Class A             $1,000.00     $1,015.37        1.91%       $ 9.57
Class C             $1,000.00     $1,011.64        2.66%       $13.30
--------------------------------------------------------------------------------
COMSTOCK CAPITAL VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A             $1,000.00     $1,052.40        2.22%       $11.33
Class B             $1,000.00     $1,048.60        2.96%       $15.08
Class C             $1,000.00     $1,048.50        2.97%       $15.13
Class R             $1,000.00     $1,055.00        1.98%       $10.12

HYPOTHETICAL 5% RETURN
Class A             $1,000.00     $1,013.82        2.22%       $11.12
Class B             $1,000.00     $1,010.14        2.96%       $14.79
Class C             $1,000.00     $1,010.09        2.97%       $14.84
Class R             $1,000.00     $1,015.02        1.98%       $ 9.92

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following tables present portfolio holdings as a percent of total net assets as of April 30, 2008:



STRATEGY FUND                                   PERCENT
LONG POSITIONS
U.S. Treasury Bill ............................  81.9
U.S. Treasury Notes ...........................   6.5
Put Options Purchased .........................   6.3
Common Stock ..................................   3.0
Real Estate ...................................   2.9
Other Assets and Liabilities (Net) ............  (0.6)
                                                -----
                                                100.0
                                                =====


CAPITAL VALUE FUND                              PERCENT
LONG POSITIONS
U.S. Treasury Bills ...........................  92.2
Common Stocks .................................   4.6
Put Options Purchased .........................   4.0
Real Estate ...................................   1.7
Other Assets and Liabilities (Net) ............  23.8

SHORT POSITIONS
Computer Software and Services ................  (4.6)
Financial Services ............................  (3.7)
Electronics ...................................  (3.4)
Retail ........................................  (2.9)
Business Services .............................  (2.0)
Building and Construction .....................  (1.3)
Diversified Industrial ........................  (1.1)
Environmental Services ........................  (1.1)
Health Care ...................................  (1.1)
Automotive ....................................  (1.0)
Telecommunications ............................  (0.9)
Futures Contracts .............................  (3.2)
                                                -----
                                                100.0
                                                =====



THE FUNDS FILE A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED JANUARY 31, 2008. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUNDS AT 800-GABELLI (800-422-3554). THE FUNDS' FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING
Comstock Funds, Inc. files Form N-PX with the Funds' complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Funds' proxy voting policies, procedures, and how the Funds voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

--------------------------------------------------------------------------------
                   2008 TAX NOTICE TO SHAREHOLDERS (Unaudited)

   For the fiscal year ended April 30, 2008, none of the dividends paid were qualified dividend income for the Strategy Fund and the Capital Value Fund. For non-resident aliens, the percentage of ordinary income dividends paid during the fiscal year ended April 30, 2008, treated as qualified interest income, were 95.81% and 68.34%, and qualified short-term gains were 0.00% and 0.00% for the Strategy Fund and Capital Value Fund, respectively.

   U.S. GOVERNMENT INCOME:
   The percentage of the ordinary income dividends paid by the Strategy Fund and the Capital Value Fund during the 2008 fiscal year which was derived from U.S. Treasury securities was 64.09% and 65.16%, respectively. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund's fiscal year in U.S. Government securities. Strategy Fund and Capital Value Fund met this strict requirement in 2008. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.
--------------------------------------------------------------------------------

COMSTOCK STRATEGY FUND
SCHEDULE OF INVESTMENTS -- APRIL 30, 2008
--------------------------------------------------------------------------------

                                                                      MARKET
     SHARES                                         COST               VALUE
     ------                                         ----               -----
  COMMON STOCK -- 3.0%
              EXCHANGE TRADED FUNDS -- 3.0%
       5,000  PowerShares DB US Dollar
               Index Bearish Fund+ (a) ......... $  139,044         $  146,050
                                                 ----------         ----------

      UNITS
      -----
  TERM NOTE -- 2.9%
              REAL ESTATE -- 2.9%
      10,000  Merrill Lynch Medium Term Note,
               Ser. C, Due 06/04/09+ (b) ......     100,000            142,950
                                                 ----------         ----------

    PRINCIPAL
     AMOUNT
     -------
  U.S. GOVERNMENT OBLIGATIONS -- 88.4%
              U.S.  TREASURY BILL -- 81.9%
  $3,993,000  U.S. Treasury Bill,
               1.132%,++ 09/18/08 ..............  3,975,763          3,970,715
                                                 ----------         ----------

              U.S. TREASURY NOTE -- 6.5%
     300,000  U.S. Treasury Note,
               6.000%, 08/15/09 ................    298,716            314,930
                                                 ----------         ----------
  TOTAL U.S. GOVERNMENT OBLIGATIONS ............  4,274,479          4,285,645
                                                 ----------         ----------

    NUMBER OF                                 EXPIRATION DATE/        MARKET
    CONTRACTS                                  EXERCISE PRICE          VALUE
    ---------                                  --------------          -----
  PUT OPTIONS PURCHASED+ -- 6.3%
         60   S & P 500 Index ..................Jun. 08/1225        $   36,000
         10   S & P 500 Index ..................Jun. 08/1300            15,000
         12   S & P 500 Index ..................Jun. 08/1400            55,560
         40   S & P 500 Index ..................Sep. 08/1225            87,600
          5   S & P 500 Index ..................Dec. 08/1225            16,600
         10   S & P 500 Index ..................Dec. 08/1250            42,000
         10   S & P 500 Index ..................Mar. 09/1250            53,500
                                                                    ----------
  TOTAL PUT OPTIONS PURCHASED (Cost $649,708) .....................    306,260
                                                                    ----------
  TOTAL INVESTMENTS -- 100.6% (Cost $5,163,231) ...................  4,880,905
  OTHER ASSETS AND LIABILITIES (NET) -- (0.6)% ....................    (29,794)
                                                                    ----------
  NET ASSETS -- 100.0% ............................................ $4,851,111
                                                                    ==========

-------------------
  (a) Security is linked to the performance of the Deutsche Bank Short U.S. Dollar Index (USDX(R)) Futures Index(TM). You cannot invest directly in an index.
  (b) Security return is linked to the performance of the PHLX Housing Sector Index. You cannot invest directly in an index.
  +   Non-income producing security.
  ++  Represents annualized yield at date of purchase.


                 See accompanying notes to financial statements.

COMSTOCK CAPITAL VALUE FUND
SCHEDULE OF INVESTMENTS -- APRIL 30, 2008
--------------------------------------------------------------------------------
                                                                      MARKET
     SHARES                                         COST               VALUE
     ------                                         ----               -----

  COMMON STOCKS -- 4.6%
              EXCHANGE TRADED FUNDS -- 4.6%
      10,000  streetTRACKS Gold Trust+ ......... $   888,268        $   867,900
      36,000  PowerShares DB US Dollar
               Index Bearish Fund+ (a) .........   1,001,005          1,051,560
                                                 -----------        -----------
  TOTAL COMMON STOCKS ..........................   1,889,273          1,919,460
                                                 -----------        -----------

      UNITS
      -----
  TERM NOTE -- 1.7%
              REAL ESTATE -- 1.7%
      50,000  Merrill Lynch Medium Term Note,
               Ser. C, Due 06/04/09+ (b) .......     500,000            714,750
                                                 -----------        -----------

    PRINCIPAL
     AMOUNT
     ------
  U.S. GOVERNMENT OBLIGATIONS -- 92.2%
              U.S. TREASURY BILLS -- 92.2%
 $38,552,000  U.S. Treasury Bills(c) (d),
                1.017% to 2.181%,++
                05/01/08 to 10/16/08 ...........  38,456,802         38,453,465
                                                 -----------        -----------

    NUMBER OF                                 EXPIRATION DATE/
    CONTRACTS                                  EXERCISE PRICE
    ---------                                  --------------
  PUT OPTIONS PURCHASED+ -- 4.0%
        135   S & P 500 Index ..................Jun. 08/1300            202,500
         70   S & P 500 Index ..................Sep. 08/1250            175,000
        130   S & P 500 Index ..................Dec. 08/1225            431,600
        160   S & P 500 Index ..................Mar. 09/1250            856,000
                                                                    -----------
  TOTAL PUT OPTIONS PURCHASED (Cost $3,041,160) ...................   1,665,100
                                                                    -----------
  TOTAL INVESTMENTS -- 102.5% (Cost $43,887,235) ..................  42,752,775
  COMMON STOCKS SOLD SHORT -- (23.1)%
    (Proceeds received $13,252,208) ...............................  (9,618,521)
  FUTURES CONTRACTS -- SHORT POSITION -- (3.2)%
    (Unrealized depreciation) .....................................  (1,330,625)
  OTHER ASSETS AND LIABILITIES (NET) -- 23.8% .....................   9,898,580
                                                                    -----------
  NET ASSETS -- 100.0% ............................................ $41,702,209
                                                                    ===========

                                                                      MARKET
     SHARES                                       PROCEEDS            VALUE
     ------                                       --------             -----
  COMMON STOCKS SOLD SHORT -- (23.1)%
              AUTOMOTIVE -- (1.0)%
       9,000  PACCAR Inc. ...................... $   420,788        $   425,880
                                                 -----------        -----------
              BUILDING AND CONSTRUCTION -- (1.3)%
      10,000  Beazer Homes USA Inc. ............     400,476            110,700
       6,500  Centex Corp. .....................     434,352            135,330
       6,500  KB HOME ..........................     431,715            146,250
      11,000  Pulte Homes Inc. .................     418,204            143,440
                                                 -----------        -----------
                                                   1,684,747            535,720
                                                 -----------        -----------
              BUSINESS SERVICES -- (2.0)%
       8,800  The Shaw Group Inc. ..............     460,376            434,896
       5,600  United Parcel Service Inc., Cl. B      396,721            405,496
                                                 -----------        -----------
                                                     857,097            840,392
                                                 -----------        -----------

                                                                      MARKET
     SHARES                                       PROCEEDS            VALUE
     ------                                       --------             -----
              COMMON STOCKS SOLD SHORT (CONTINUED)
              COMPUTER SOFTWARE AND SERVICES -- (4.6)%
      10,000  Advent Software Inc. ............. $   432,902        $   398,600
      14,000  Juniper Networks Inc. ............     415,844            386,680
      24,000  Red Hat Inc. .....................     541,464            493,680
       7,700  SanDisk Corp. ....................     370,258            208,593
       8,400  SAP AG, ADR ......................     400,455            421,932
                                                 -----------        -----------
                                                   2,160,923          1,909,485
                                                 -----------        -----------
              DIVERSIFIED INDUSTRIAL -- (1.1)%
       7,500  Foster Wheeler Ltd. ..............     444,641            477,675
                                                 -----------        -----------
              ELECTRONICS -- (3.4)%
       9,000  Lam Research Corp. ...............     409,043            367,560
      22,000  Maxim Integrated Products Inc. ...   1,037,704            462,660
      13,000  NVIDIA Corp. .....................     394,294            267,150
      11,000  Texas Instruments Inc. ...........     377,697            320,760
                                                 -----------        -----------
                                                   2,218,738          1,418,130
                                                 -----------        -----------
              ENVIRONMENTAL SERVICES -- (1.1)%
       8,700  Stericycle Inc. ..................     452,605            464,406
                                                 -----------        -----------
              FINANCIAL SERVICES -- (3.7)%
       9,000  Capital One Financial Corp. ......     677,752            477,000
      12,000  CompuCredit Corp. ................     448,317             96,960
       2,000  The Goldman Sachs Group Inc. .....     421,778            382,740
      12,000  Washington Mutual Inc. ...........     512,171            147,480
      14,000  Wells Fargo & Co. ................     418,025            416,500
                                                 -----------        -----------
                                                   2,478,043          1,520,680
                                                 -----------        -----------
              HEALTH CARE -- (1.1)%
      15,000  Hologic Inc. .....................     440,653            437,850
                                                 -----------        -----------
              RETAIL -- (2.9)%
       5,300  Abercrombie & Fitch Co., Cl. A ...     379,474            393,843
       9,000  CBRL Group Inc. ..................     376,114            332,460
       5,300  J.C. Penney Co. Inc. .............     379,951            225,250
      17,000  Starbucks Corp. ..................     554,554            275,910
                                                 -----------        -----------
                                                   1,690,093          1,227,463
                                                 -----------        -----------
              TELECOMMUNICATIONS -- (0.9)%
      12,000  Nokia Oyj, ADR ...................     403,880            360,840
                                                 -----------        -----------
  TOTAL COMMON STOCKS SOLD SHORT ............... $13,252,208        $ 9,618,521
                                                 ===========        ===========

    NUMBER OF                                                       UNREALIZED
    CONTRACTS                                  EXPIRATION DATE     DEPRECIATION
    ---------                                  ---------------     ------------
  FUTURES CONTRACTS -- SHORT POSITION -- (3.2)%
         50   S & P 500 Index Futures ..........  06/19/08          $(1,330,625)
                                                                    ===========


----------
  (a) Security is linked to the performance of the Deutsche Bank Short U.S. Dollar Index (USDX(R)) Futures Index(TM). You cannot invest directly in an index.
  (b) Security return is linked to the performance of the PHLX Housing Sector Index. You cannot invest directly in an index.
  (c) At April 30, 2008, $8,000,000 of the principal amount was pledged as collateral for securities sold short.
  (d) At April 30, 2008, $3,000,000 of the principal amount was pledged as collateral for futures contracts.
  +    Non-income producing security.
  ++   Represents annualized yield at date of purchase.
  ADR  American Depositary Receipt

                 See accompanying notes to financial statements.

COMSTOCK FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES -- APRIL 30, 2008
--------------------------------------------------------------------------------

                                                                                           STRATEGY     CAPITAL VALUE
                                                                                             FUND           FUND
                                                                                           --------     -------------
ASSETS:
  Investments, at value (cost $5,163,231 and
    $43,887,235, respectively) .......................................................... $ 4,880,905   $ 42,752,775
  Cash ..................................................................................         562          1,680
  Deposit at brokers ....................................................................         376             --
  Receivable for investments sold .......................................................          --     14,803,370
  Receivable for Fund shares sold .......................................................          --         20,425
  Variation margin receivable ...........................................................          --         66,500
  Interest receivable ...................................................................       3,758             --
  Prepaid expenses ......................................................................      16,588         27,698
                                                                                          -----------   ------------
  TOTAL ASSETS ..........................................................................   4,902,189     57,672,448
                                                                                          -----------   ------------
LIABILITIES:
  Securities sold short (proceeds $0 and $13,252,208, respectively) .....................          --      9,618,521
  Payable for investments purchased .....................................................          --      1,316,245
  Payable for Fund shares redeemed ......................................................          --        106,716
  Dividends payable on securities sold short ............................................          --          4,600
  Payable to brokers ....................................................................          --      4,764,372
  Payable for investment advisory fees ..................................................       3,515         35,374
  Payable for distribution fees .........................................................         253         16,849
  Payable for directors fees ............................................................       1,162         10,088
  Payable for custodian fees ............................................................         590          1,891
  Payable for legal and audit fees ......................................................      33,353         44,943
  Payable for shareholder communications expenses .......................................       5,474         19,466
  Payable for shareholder services fees .................................................       6,406         30,771
  Other accrued expenses ................................................................         325            403
                                                                                          -----------   ------------
  TOTAL LIABILITIES .....................................................................      51,078     15,970,239
                                                                                          -----------   ------------
  NET ASSETS applicable to 2,286,131 and
    19,572,918 shares outstanding, respectively ......................................... $ 4,851,111   $ 41,702,209
                                                                                          ===========   ============
NET ASSETS CONSIST OF:
  Paid-in capital, each class at $0.001 par value ....................................... $24,830,925   $119,620,240
  Accumulated (distributions in excess of) net investment income ........................     (13,152)        32,731
  Accumulated net realized loss on investments, securities sold short,
    and futures transactions ............................................................ (19,684,336)   (79,119,364)
  Net unrealized depreciation on investments ............................................    (282,326)    (1,134,460)
  Net unrealized appreciation on securities sold short ..................................          --      3,633,687
  Net unrealized depreciation on futures ................................................          --     (1,330,625)
                                                                                          -----------   ------------
  NET ASSETS ............................................................................ $ 4,851,111   $ 41,702,209
                                                                                          ===========   ============
SHARES OF CAPITAL STOCK:
  CLASS O:
  Net Asset Value and redemption price per share ($3,889,995 / 1,844,607 shares
    outstanding with 150,000,000 shares authorized) .....................................       $2.11
                                                                                                =====
  CLASS A:
  Net Asset Value and redemption price per share ($892,692 / 410,329 shares outstanding with 150,000,000 shares authorized and $29,168,981 / 13,404,254 shares
    outstanding with 125,000,000 shares authorized, respectively) .......................       $2.18          $2.18
                                                                                                =====          =====
  Maximum offering price per share (NAV / .9425 based on maximum sales charge of
    5.75% of the offering price) ........................................................       $2.31          $2.31
                                                                                                =====          =====
  CLASS B:
  Net Asset Value and offering price per share ($925,588 / 434,008 shares
    outstanding with 125,000,000 shares authorized) .....................................                      $2.13(a)
                                                                                                               =====
  CLASS C:
  Net Asset Value and offering price per share ($68,424 / 31,195 shares outstanding with 200,000,000 shares authorized and $11,587,402 / 5,725,378 shares
    outstanding with 125,000,000 shares authorized, respectively) .......................       $2.19(a)       $2.02(a)
                                                                                                =====          =====
  CLASS R:
  Net Asset Value, offering and redemption price per share ($20,238 / 9,278 shares
    outstanding with 125,000,000 shares authorized) .....................................                      $2.18
                                                                                                               =====

-------------
  (a) Redemption price varies based on the length of time held.


                 See accompanying notes to financial statements.

COMSTOCK FUNDS, INC.
STATEMENTS OF OPERATIONS -- FOR THE YEAR ENDED APRIL 30, 2008
--------------------------------------------------------------------------------

                                                                                    STRATEGY        CAPITAL VALUE
                                                                                      FUND              FUND
                                                                                    --------        -------------
INVESTMENT INCOME:
  Interest ..................................................................      $   234,122       $ 1,772,149
                                                                                   -----------       -----------
  TOTAL INVESTMENT INCOME ...................................................          234,122         1,772,149
                                                                                   -----------       -----------
EXPENSES:
  Investment advisory fees ..................................................           49,442           407,548
  Distribution fees - Class A ...............................................            2,605            72,929
  Distribution fees - Class B ...............................................               --            12,679
  Distribution fees - Class C ...............................................            1,699           102,994
  Dividend expense on securities sold short .................................               --            99,209
  Custodian fees ............................................................              992             8,106
  Directors' fees ...........................................................            5,822            41,219
  Interest expense ..........................................................            1,604             3,526
  Legal and audit fees ......................................................           34,409            80,453
  Registration expenses .....................................................           11,627            15,673
  Shareholder communications expenses .......................................            4,651            40,467
  Shareholder services fees .................................................           24,903           101,973
  Miscellaneous expenses ....................................................            8,083            13,717
                                                                                   -----------       -----------
  TOTAL EXPENSES ............................................................          145,837         1,000,493
  Less: Custodian fee credits ...............................................               --              (386)
                                                                                   -----------       -----------
  NET EXPENSES ..............................................................          145,837         1,000,107
                                                                                   -----------       -----------
  NET INVESTMENT INCOME .....................................................           88,285           772,042
                                                                                   -----------       -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SECURITIES
  SOLD SHORT, AND FUTURES TRANSACTIONS:
  Net realized loss on investments ..........................................         (590,924)       (2,953,072)
  Net realized loss on securities sold short ................................               --          (627,479)
  Net realized gain on futures transactions .................................               --         2,505,500
                                                                                   -----------       -----------
  Net realized loss on investments, securities sold short,
    and futures transactions ................................................         (590,924)       (1,075,051)
                                                                                   -----------       -----------
  Net change in unrealized appreciation/depreciation on investments .........          (97,966)          217,815
  Net change in unrealized appreciation/depreciation on securities sold short               --         2,445,636
  Net change in unrealized appreciation/depreciation on futures transactions                --          (744,375)
                                                                                   -----------       -----------
  Net change in unrealized appreciation/depreciation on investments,
    securities sold short, and futures transactions .........................          (97,966)        1,919,076
                                                                                   -----------       -----------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
   SECURITIES SOLD SHORT, AND FUTURES TRANSACTIONS ..........................         (688,890)          844,025
                                                                                   -----------       -----------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........      $  (600,605)      $ 1,616,067
                                                                                   ===========       ===========


                 See accompanying notes to financial statements.

COMSTOCK FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                  STRATEGY FUND                   CAPITAL VALUE FUND
                                                         --------------------------------    -------------------------------
                                                           FOR THE YEAR ENDED APRIL 30,        FOR THE YEAR ENDED APRIL 30,
                                                         --------------------------------    -------------------------------
                                                              2008               2007            2008               2007
                                                          ------------       ------------    ------------       ------------
OPERATIONS:
  Net investment income ...............................   $     88,285       $    200,799    $    772,042       $  1,637,498
  Net realized loss on investments, securities sold
    short, and futures transactions ...................       (590,924)          (807,499)     (1,075,051)        (4,683,963)
  Net change in unrealized appreciation/depreciation on
    investments, securities sold short, and futures
    transactions ......................................        (97,966)             9,300       1,919,076              4,902
                                                          ------------       ------------    ------------       ------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS ...................................       (600,605)          (597,400)      1,616,067         (3,041,563)
                                                          ------------       ------------    ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income:
    Class O ...........................................        (77,798)          (180,704)             --                 --
    Class A ...........................................        (14,815)           (32,076)       (784,903)        (1,162,297)
    Class B ...........................................             --                 --         (21,765)           (45,902)
    Class C ...........................................         (2,380)            (7,968)       (210,958)          (339,902)
    Class R ...........................................             --                 --            (556)              (181)
                                                          ------------       ------------    ------------       ------------
                                                               (94,993)          (220,748)     (1,018,182)        (1,548,282)
                                                          ------------       ------------    ------------       ------------
  Return of capital:
    Class O ...........................................        (37,502)                --              --                 --
    Class A ...........................................         (7,141)                --              --                 --
    Class C ...........................................         (1,148)                --              --                 --
                                                          ------------       ------------    ------------       ------------
                                                               (45,791)                --              --                 --
                                                          ------------       ------------    ------------       ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS .................       (140,784)          (220,748)     (1,018,182)        (1,548,282)
                                                          ------------       ------------    ------------       ------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from shares sold:
    Class A ...........................................        331,424            307,958       6,623,452         12,570,434
    Class B ...........................................             --                 --             487            196,292
    Class C ...........................................        191,777              6,153       5,699,038          7,424,267
    Class R ...........................................             --                 --          18,355             16,678
                                                          ------------       ------------    ------------       ------------
                                                               523,201            314,111      12,341,332         20,207,671
                                                          ------------       ------------    ------------       ------------
  Proceeds from reinvestment of distributions:
    Class O ...........................................         77,475            117,527              --                 --
    Class A ...........................................         13,705             17,906         482,907            705,707
    Class B ...........................................             --                 --          19,924             36,919
    Class C ...........................................            539              1,744          98,904            163,250
    Class R ...........................................             --                 --             556                181
                                                          ------------       ------------    ------------       ------------
                                                                91,719            137,177         602,291            906,057
                                                          ------------       ------------    ------------       ------------
  Cost of shares redeemed:
    Class O ...........................................       (706,471)        (1,945,300)             --                 --
    Class A ...........................................       (327,355)          (772,842)     (7,337,616)       (14,084,810)
    Class B ...........................................             --                 --        (650,876)          (934,549)
    Class C ...........................................       (338,131)          (254,661)     (4,881,952)        (3,440,016)
    Class R ...........................................             --                 --          (4,977)           (35,940)
                                                          ------------       ------------    ------------       ------------
                                                            (1,371,957)        (2,972,803)    (12,875,421)       (18,495,315)
                                                          ------------       ------------    ------------       ------------
  NET INCREASE (DECREASE) IN NET ASSETS FROM
    CAPITAL STOCK TRANSACTIONS ........................       (757,037)        (2,521,515)         68,202          2,618,413
  REDEMPTION FEES .....................................             --                 --             806                272
                                                          ------------       ------------    ------------       ------------
  NET INCREASE (DECREASE) IN NET ASSETS ...............     (1,498,426)        (3,339,663)        666,893         (1,971,160)
                                                          ------------       ------------    ------------       ------------
NET ASSETS:
  Beginning of period .................................      6,349,537          9,689,200      41,035,316         43,006,476
                                                          ------------       ------------    ------------       ------------
  End of period .......................................   $  4,851,111       $  6,349,537    $ 41,702,209       $ 41,035,316
                                                          ============       ============    ============       ============
  Undistributed net investment income .................   $         --       $         --    $     32,731       $    278,871
                                                          ============       ============    ============       ============


                 See accompanying notes to financial statements.

COMSTOCK FUNDS, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                             INCOME FROM INVESTMENT OPERATIONS                  DISTRIBUTIONS
                          ----------------------------------------  -----------------------------------
                                             Net
              Net Asset                 Realized and      Total
   Period       Value,       Net         Unrealized        from         Net      Return
   Ended      Beginning   Investment       Loss on      Investment   Investment    of         Total
  April 30    of Period    Income(a)     Investments    Operations     Income   Capital   Distributions
  --------    ---------    ---------     -----------    ----------    --------  -------   -------------
STRATEGY FUND
CLASS O
   2008         $2.41        $0.04         $(0.28)        $(0.24)      $(0.04)  $(0.02)      $(0.06)
   2007          2.68         0.07          (0.27)         (0.20)       (0.07)      --        (0.07)
   2006          3.24         0.06          (0.56)         (0.50)       (0.06)      --        (0.06)
   2005          3.71         0.04          (0.40)         (0.36)       (0.08)   (0.03)       (0.11)
   2004          4.35         0.04          (0.55)         (0.51)       (0.13)      --        (0.13)
CLASS A
   2008         $2.48        $0.03         $(0.28)        $(0.25)      $(0.03)  $(0.02)      $(0.05)
   2007          2.76         0.06          (0.27)         (0.21)       (0.07)      --        (0.07)
   2006          3.33         0.06          (0.58)         (0.52)       (0.05)      --        (0.05)
   2005          3.79         0.03          (0.40)         (0.37)       (0.06)   (0.03)       (0.09)
   2004          4.42         0.03          (0.58)         (0.55)       (0.08)      --        (0.08)
CLASS C
   2008         $2.51        $0.02         $(0.29)        $(0.27)      $(0.03)  $(0.02)      $(0.05)
   2007          2.80         0.04          (0.28)         (0.24)       (0.05)      --        (0.05)
   2006          3.36         0.04          (0.58)         (0.54)       (0.02)      --        (0.02)
   2005          3.83         0.00(c)       (0.41)         (0.41)       (0.04)   (0.02)       (0.06)
   2004          4.46         0.00(c)       (0.58)         (0.58)       (0.05)      --        (0.05)

                                                           RATIOS TO AVERAGE NET ASSETS/
                                                                 SUPPLEMENTAL DATA
                                              ------------------------------------------------

                           Net Asset          Net Assets
   Period                    Value,             End of         Net                    Portfolio
   Ended      Redemption    End of     Total     Period     Investment  Operating     Turnover
  April 30      Fees(a)     Period    Return+  (in 000's)     Income    Expenses(b)    Rate++
  --------     ---------    ------    -------   --------     --------   -----------    -------
STRATEGY FUND
CLASS O
   2008            --        $2.11   (10.13)%   $ 3,890        1.61%       2.43%          6%
   2007            --         2.41    (7.44)      5,093        2.58        2.91           0
   2006            --         2.68   (15.46)      7,566        2.19        2.38          30
   2005         $0.00(c)      3.24    (9.77)     10,961        1.09        1.94           1
   2004            --         3.71   (11.85)(d)  14,008        1.04        2.09          58
CLASS A
   2008            --        $2.18   (10.15)%   $   893        1.24%       2.68%          6%
   2007            --         2.48    (7.81)      1,015        2.32        3.16           0
   2006            --         2.76   (15.69)      1,593        1.91        2.63          30
   2005         $0.00(c)      3.33    (9.74)      2,551        0.79        2.19           1
   2004            --         3.79   (12.52)(d)   4,553        0.74        2.34          58
CLASS C
   2008            --        $2.19   (10.87)%   $    68        0.78%       3.44%          6%
   2007            --         2.51    (8.67)        242        1.56        3.91           0
   2006            --         2.80   (15.97)        530        1.29        3.38          30
   2005         $0.00(c)      3.36   (10.66)        431        0.09        2.95           1
   2004            --         3.83   (13.12)(d)     486        0.02        3.08          58

-------------

   + Total investment returns exclude the effects of sales loads and assume reinvestment of distributions.
  ++ Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate. Had this policy been adopted retroactively, the portfolio turnover rate for the fiscal years ended 2007, 2006, 2005, and 2004 would have been as shown.
 (a)  Based on average shares outstanding.
 (b) The Fund incurred interest expense during the fiscal years ended April 30, 2008, 2007, and 2006. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.41%, 2.85%, and 2.37% (Class O), 2.65%, 3.10%, and 2.62% (Class A), and 3.42%,
      3.85%, and 3.37% (Class C), respectively.
 (c)  Amount represents less than $0.005 per share.
 (d) Total return excluding the effect of the reimbursements of investment losses from the Fund's Adviser and other service providers of $583,634 for the fiscal year ended April 30, 2004 was (13.75)%, (14.13)%, and (14.93)%
      for Class O, A, and C Shares, respectively.

                 See accompanying notes to financial statements.

COMSTOCK FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                INCOME FROM INVESTMENT OPERATIONS             DISTRIBUTIONS
                            ----------------------------------------   --------------------------
                                              Net
              Net Asset        Net       Realized and        Total
   Period       Value,     Investment     Unrealized         from         Net
   Ended      Beginning      Income     Gain (Loss) on    Investment   Investment       Total
  April 30    of Period     (Loss)(a)    Investments      Operations     Income     Distributions
  --------    ---------     --------     -----------      ----------    --------    -------------
CAPITAL VALUE FUND
CLASS A
   2008         $2.12         $0.05         $0.07            $0.12       $(0.06)        $(0.06)
   2007          2.33          0.09         (0.22)           (0.13)       (0.08)         (0.08)
   2006          2.91          0.05         (0.58)           (0.53)       (0.05)         (0.05)
   2005          3.29          0.00(c)      (0.38)           (0.38)          --             --
   2004          4.25         (0.02)        (0.94)           (0.96)          --             --
CLASS B
   2008         $2.08         $0.03         $0.06            $0.09       $(0.04)        $(0.04)
   2007          2.27          0.07         (0.20)           (0.13)       (0.06)         (0.06)
   2006          2.84          0.03         (0.57)           (0.54)       (0.03)         (0.03)
   2005          3.24         (0.02)        (0.38)           (0.40)          --             --
   2004          4.22         (0.05)        (0.93)           (0.98)          --             --
CLASS C
   2008         $1.98         $0.03         $0.05            $0.08       $(0.04)        $(0.04)
   2007          2.18          0.06         (0.19)           (0.13)       (0.07)         (0.07)
   2006          2.72          0.03         (0.54)           (0.51)       (0.03)         (0.03)
   2005          3.10         (0.02)        (0.36)           (0.38)          --             --
   2004          4.04         (0.05)        (0.89)           (0.94)          --             --
CLASS R
   2008         $2.12         $0.05         $0.08            $0.13       $(0.07)        $(0.07)
   2007          2.33          0.09         (0.21)           (0.12)       (0.09)         (0.09)
   2006          2.90          0.06         (0.58)           (0.52)       (0.05)         (0.05)
   2005          3.28          0.01         (0.39)           (0.38)          --             --
   2004          4.23         (0.01)        (0.94)           (0.95)          --             --

                                                                      RATIOS TO AVERAGE NET ASSETS/
                                                                            SUPPLEMENTAL DATA
                                                  --------------------------------------------------------------------

                            Net Asset              Net Assets                                     Dividend
   Period                     Value,                 End of            Net                       Expense on   Portfolio
   Ended        Redemption    End of      Total      Period        Investment     Operating      Securities    Turnover
  April 30        Fees(a)     Period     Return+    (in 000's)    Income (Loss)   Expenses(b)    Sold Short    Rate++
  --------      ----------   --------    -------    ----------    -------------   -----------    ----------    ------
CAPITAL VALUE FUND
CLASS A
   2008           $0.00(c)     $2.18       5.73%      $29,169          2.12%        2.24%(d)        0.24%         0%
   2007            0.00(c)      2.12      (5.49)       28,841          3.73         1.92            0.13          0
   2006            0.00(c)      2.33     (18.35)       32,873          2.08         2.20            0.25          0
   2005            0.00(c)      2.91     (11.55)       54,025          0.08         1.81            0.25          0
   2004              --         3.29     (22.59)       75,628         (0.64)        1.97            0.17         66
CLASS B
   2008           $0.00(c)     $2.13       4.36%      $   926          1.48%        2.99%(d)        0.24%         0%
   2007            0.00(c)      2.08      (5.79)        1,518          2.96         2.67            0.14          0
   2006            0.00(c)      2.27     (19.02)        2,371          1.28         2.96            0.25          0
   2005            0.00(c)      2.84     (12.35)        5,397         (0.69)        2.56            0.25          0
   2004              --         3.24     (23.22)        9,381         (1.32)        2.67            0.17         66
CLASS C
   2008           $0.00(c)     $2.02       4.32%      $11,587          1.32%        2.99%(d)        0.24%         0%
   2007            0.00(c)      1.98      (6.00)       10,671          3.01         2.67            0.13          0
   2006            0.00(c)      2.18     (18.74)        7,737          1.32         2.95            0.25          0
   2005            0.00(c)      2.72     (12.26)       13,497         (0.67)        2.56            0.25          0
   2004              --         3.10     (23.27)       19,171         (1.38)        2.71            0.17         66
CLASS R
   2008           $0.00(c)     $2.18       6.00%      $    20          2.09%        1.99%(d)        0.26%         0%
   2007            0.00(c)      2.12      (5.24)            5          3.89         1.64            0.16          0
   2006            0.00(c)      2.33     (17.90)           25          2.31         1.95            0.25          0
   2005            0.00(c)      2.90     (11.59)           51          0.31         1.58            0.25          0
   2004              --         3.28     (22.46)           74         (0.29)        1.66            0.17         66

---------------------
   + Total investment returns exclude the effects of sales loads and assume reinvestment of distributions.
  ++ Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate. Had this policy been adopted retroactively, the portfolio turnover rate for the fiscal years ended 2007, 2006, 2005, and 2004 would have been as shown.
 (a)  Based on average shares outstanding.
 (b) For the fiscal years ended April 30, 2008, 2007, and 2006, the effect of the custodian fee credits was minimal.
 (c)  Amount represents less than $0.005 per share.
 (d) The Fund incurred interest expense during the fiscal year ended April 30, 2008. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 2.23% (Class A), 2.98% (Class B and Class C), and 1.98% (Class R), respectively.


                 See accompanying notes to financial statements.

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


1. ORGANIZATION. Comstock Funds, Inc. (the "Company"), formerly known as Comstock Partners Funds, Inc., is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company offering shares in two separate portfolios: Comstock Strategy Fund (the "Strategy Fund") and Comstock Capital Value Fund (the "Capital Value Fund") (each a "Fund" and collectively the "Funds"). The Company accounts separately for the assets, liabilities, and operations of each Fund. The Strategy Fund is a non-diversified portfolio with an investment objective to maximize total return over the long-term investment horizon by investing primarily in a portfolio of debt securities. The Capital Value Fund is a diversified portfolio with an investment objective to maximize total return, consisting of capital appreciation and current income.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of an other information that could be indicative of the value of the security.

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------


In September 2006, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of April 30, 2008, the Funds do not believe the adoption of SFAS 157 will impact the amounts reported in their financial statements.

In March 2008, FASB issued Statement of Financial Accounting Standards No.161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect and entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Funds' financial statement disclosures, if any, is currently being assessed.

REPURCHASE AGREEMENTS. The Funds may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Funds take possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Funds to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Funds' holding period. The Funds will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Funds in each agreement. The Funds will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. At April 30, 2008, there were no open repurchase agreements.

OPTIONS. The Funds may purchase or write call or put options on securities or indices. As a writer of put options, the Funds receive a premium at the outset and then bear the risk of unfavorable changes in the price of the financial instrument underlying the option. The Funds would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Funds would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security.

As a purchaser of put options, the Funds pay a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Funds would

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------


realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Funds would realize a loss upon sale or at expiration date, but only to the extent of the premium paid.

In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money," and "out-of-the-money," respectively. The Funds may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline moderately during the option period, (b) covered at-the-money call options when the Adviser expects that the price of the underlying security will remain stable or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Funds limit their opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. The Strategy Fund may sell put options on certain indices in order to hedge various market risks.

FUTURES CONTRACTS. The Funds may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Funds are required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Funds each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on futures. The Funds recognize a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Open futures contracts at April 30, 2008, are reflected within the Schedule of Investments.

SECURITIES SOLD SHORT. The Capital Value Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. Securities sold short at April 30, 2008 are reported within the Schedule of Investments.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Funds may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value would be included in unrealized appreciation/depreciation on foreign currency translations. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------


The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Funds' portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At April 30, 2008, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities would be included in unrealized appreciation/depreciation on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Funds are informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the net asset value ("NAV") per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------


CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statements of Operations with the corresponding expense offset, if any, shown as "custodian fee credits." When cash balances are overdrawn, the Fund is charged an overdraft fee equal to the current federal funds rate plus 0.50% of the overdrawn amount. This amount, if any, would be shown as "interest expense" in the Statements of Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Income distributions to shareholders, if any, are made quarterly for the Strategy Fund and annually for the Capital Value Fund. Distributions from realized gains, if any, will be made annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences, and differing characterizations of distributions made by the Funds. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Funds. For the fiscal year ended April 30, 2008, the following reclassifications were made to increase (decrease) such accounts:

                                                                         ACCUMULATED NET REALIZED
                                          ACCUMULATED DISTRIBUTIONS   LOSS ON INVESTMENTS, OPTIONS,    ADDITIONAL
                                              IN EXCESS OF NET            SECURITIES SOLD SHORT,         PAID-IN
                                              INVESTMENT INCOME          AND FUTURES TRANSACTIONS        CAPITAL
                                              -----------------          ------------------------        -------
                  Strategy Fund .................  $45,791                    $15,186,640            $(15,232,431)
                  Capital Value Fund ............       --                     36,909,064             (36,909,064)

The tax character of distributions paid during the fiscal years ended April 30, 2008 and April 30, 2007 was as follows:

                                                         STRATEGY FUND                    CAPITAL VALUE FUND
                                                -----------------------------      ------------------------------
                                                     YEAR ENDED APRIL 30,                YEAR ENDED APRIL 30,
                                                -----------------------------      ------------------------------
                                                  2008                 2007           2008                 2007
                                                --------             --------       --------             -------
                  Ordinary Income ...........   $ 94,993             $220,748      $1,018,182          $1,548,282
                  Return of Capital .........     45,791                   --              --                  --
                                                --------             --------      ----------          ----------
                  Total distributions paid ..   $140,784             $220,748      $1,018,182          $1,548,282
                                                ========             ========      ==========          ==========

PROVISION FOR INCOME TAXES. The Funds intend to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of their net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At April 30, 2008, the difference between book and tax basis unrealized depreciation for the Strategy Fund was primarily due to basis adjustments on hybrid securities and basis adjustments for section 1256 contracts. The difference between book and tax basis unrealized depreciation for the Capital Value Fund was primarily due to deferral of losses from wash sales for tax purposes and basis adjustments on hybrid securities.

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

As of April 30, 2008, the components of accumulated earnings/losses on a tax basis were as follows:

                                                                       STRATEGY FUND              CAPITAL VALUE FUND
                                                                       -------------              ------------------
                  Accumulated capital loss carryforwards ............  $(19,708,171)                  $(81,147,495)
                  Post October losses ...............................      (319,612)                      (676,444)
                  Undistributed ordinary income .....................            --                         98,489
                  Net unrealized appreciation on investments ........        47,969                        173,732
                  Net unrealized appreciation on securities sold short           --                      3,633,687
                                                                       ------------                   ------------
                  Total .............................................  $(19,979,814)                  $(77,918,031)
                                                                       ============                   ============

The following summarizes the tax cost of investments, proceeds of short sales, futures transactions, and the related unrealized appreciation/depreciation for each Fund at April 30, 2008:

                                                               GROSS           GROSS
                                                COST/        UNREALIZED      UNREALIZED         NET UNREALIZED
                                             (PROCEEDS)     APPRECIATION   DEPRECIATION   APPRECIATION/DEPRECIATION
                                             ----------     ------------   ------------   -------------------------
                  Strategy Fund .......    $  4,832,936    $   53,018       $ (5,049)            $   47,969

                  Capital Value Fund
                     Investments ......      42,579,043       199,557        (25,825)               173,732
                     Short sales ......     (13,252,208)    3,728,236        (94,549)             3,633,687

The following summarizes capital loss carryforwards and expiration dates for each Fund at April 30, 2008:

                 EXPIRING IN FISCAL YEAR                      STRATEGY FUND              CAPITAL VALUE FUND
                 -----------------------                      -------------              ------------------
                          2009                                 $ 5,026,316                   $   409,704
                          2012                                          --                    15,241,825
                          2013                                  11,097,388                    40,898,340
                          2014                                   1,655,953                    13,004,169
                          2015                                   1,276,858                     7,109,158
                          2016                                     651,656                     4,484,299
                                                               -----------                   -----------
                                                               $19,708,171                   $81,147,495
                                                               ===========                   ===========

These capital loss carryforwards are available to reduce future required distributions of net capital gains to shareholders. For the fiscal year ended April 30, 2008, the Strategy Fund and the Capital Value Fund had capital loss carryforward expirations of $15,186,640 and $36,909,064, respectively.

FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" (the "Interpretation") established a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether the Funds are taxable in a particular jurisdiction) and required certain expanded tax disclosures.

For the fiscal year ended April 30, 2008, the Funds did not have any liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statement of Operations. The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2004 and by state tax authorities for tax years before 2003.

3. INVESTMENT ADVISORY AGREEMENTS AND OTHER TRANSACTIONS. Gabelli Funds, LLC serves as the Adviser and Administrator for both Funds. As compensation for services and related expenses, the Strategy Fund and Capital Value Fund pay the Adviser an annual fee of 0.85% and 1.00%, respectively, of the Funds' average daily net assets, computed daily and payable monthly. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for each Fund's portfolio, oversees the administration of all aspects of each Fund's business and affairs, and pays the compensation of all Officers and Directors of the Company who are affiliated persons of the Adviser.

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------


The Company pays each Director who is not considered to be an affiliated person, an annual retainer of $5,000 plus $1,000 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Funds.

4. DISTRIBUTION PLAN. The Company's Board has adopted a distribution plan (the "Plan") for each class of shares (other than Class O and Class R) pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Funds. Under the Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the fiscal year ended April 30, 2008, other than short-term securities and U.S. Government obligations, are as follows:
                                                   PURCHASES        SALES
                                                   ---------        -----
                  Strategy Fund ..........        $  139,044        $ --
                  Capital Value Fund .....         1,889,273          --

Purchases and proceeds from the sales of U.S. Government obligations for the fiscal year ended April 30, 2008, other than short-term obligations are as follows:
                                                   PURCHASES        SALES
                                                   ---------        -----
                  Strategy Fund .........            $ --         $5,289,656
                  Capital Value Fund ....              --              --

6. TRANSACTIONS WITH AFFILIATES. During the fiscal year ended April 30, 2008, Gabelli & Company informed the Funds that it received $23,217 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

7. CAPITAL STOCK TRANSACTIONS. The Strategy Fund offers Class A and Class C Shares. Class O Shares are no longer offered for sale, except for reinvestment of distributions. The Capital Value Fund offers Class A, Class B, Class C, and Class R Shares. Class B Shares are not currently available for new purchases other than exchanges from Class B Shares of other Gabelli/GAMCO Funds.

Each Class O, Class A, and Class C Share of the Strategy Fund and each Class A, Class B, Class C, and Class R Share of the Capital Value Fund represents an interest in the Strategy Fund or the Capital Value Fund, as the case may be, in proportion to its NAV, and has identical rights except that Class A, Class B, and Class C Shares of the Funds bear fees and expenses on an ongoing basis pursuant to the Funds' Class A, Class B, and Class C Service and Distribution Plans, respectively. In addition, only the holders of Class A, Class B, and Class C Shares have voting rights with respect to matters pertaining to the Class A, Class B, and Class C Service and Distribution Plans, respectively. Class A Shares of each Fund are subject to a maximum front-end sales charge of 5.75% imposed at the time of purchase and in certain cases, contingent deferred sales charges ("CDSC"). Class B Shares are subject to a CDSC upon redemption within six years of purchase and automatically convert to Class A Shares approximately six years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class R Shares are available only to certain institutional investors and certain

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------


benefit or retirement plans. Shareholders can exchange their shares of the Strategy Fund Class A and Class O into the Capital Value Fund Class A Shares with no initial sales load on the condition that the sum of the value of shares exchanged plus any new or existing investment of the receiving Capital Value account is at least $1,000. Class C Shares of the Strategy Fund can be exchanged into Class C Shares of the Capital Value Fund on the condition that the sum of the value of shares exchanged plus any new or existing investment of the receiving Capital Value account is at least $1,000.

The Funds impose a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Funds. The redemption fees retained by the Funds during the fiscal year ended April 30, 2008 amounted to $0 and $806 and during the fiscal year ended April 30, 2007 amounted to $0 and $272 for the Strategy Fund and the Capital Value Fund, respectively.

The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

Transactions in shares of capital stock were as follows:

                                                             STRATEGY FUND                    CAPITAL VALUE FUND
                                                      ---------------------------         ---------------------------
                                                         YEAR ENDED APRIL 30,                YEAR ENDED APRIL 30,
                                                      ---------------------------         ---------------------------
                                                        2008              2007              2008              2007
                                                      --------          ---------         --------          ---------
CLASS O:
Shares issued upon reinvestment of distributions ....   34,759             45,625
Shares redeemed ..................................... (304,050)          (751,426)
                                                      --------           --------
   Net decrease in Class O Shares ................... (269,291)          (705,801)
                                                      ========           ========
CLASS A:
Shares sold .........................................  134,184            116,225         2,951,565         5,239,662
Shares issued upon reinvestment of distributions ....    5,910              6,747           226,717           325,211
Shares redeemed ..................................... (138,797)          (290,869)       (3,356,528)       (6,085,083)
                                                      --------           --------        ----------        ----------
   Net increase (decrease) in Class A Shares ........    1,297           (167,897)         (178,246)         (520,210)
                                                      ========           ========        ==========        ==========
CLASS B:
Shares sold .........................................                                           233            85,016
Shares issued upon reinvestment of distributions ....                                         9,533            17,333
Shares redeemed .....................................                                      (306,006)         (414,607)
                                                                                           --------          --------
   Net decrease in Class B Shares ...................                                      (296,240)         (312,258)
                                                                                           ========          ========
CLASS C:
Shares sold .........................................   74,138              2,299         2,687,610         3,363,281
Shares issued upon reinvestment of distributions ....      227                649            49,701            80,419
Shares redeemed ..................................... (139,461)           (96,208)       (2,410,631)       (1,598,492)
                                                      --------           --------        ----------        ----------
   Net increase (decrease) in Class C Shares ........  (65,096)           (93,260)          326,680         1,845,208
                                                      ========           ========        ==========        ==========
CLASS R:
Shares sold .........................................                                         8,586             7,657
Shares issued upon reinvestment of distributions ....                                           261                83
Shares redeemed .....................................                                        (2,117)          (15,913)
                                                                                           --------          --------
   Net increase (decrease) in Class R Shares ........                                         6,730            (8,173)
                                                                                           ========          ========

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------


8. INDEMNIFICATIONS. The Funds enter in to contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

9. OTHER MATTERS. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC's inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund, an affiliated fund, (the "Global Growth Fund") by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the
1940 Act and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC's findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan to be developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex including the Comstock Strategy Fund and the Comstock Capital Value Fund. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of nine closed-end funds managed by the Adviser relating to
Section 19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Funds or any material adverse effect on the Adviser or its ability to manage the Funds.

COMSTOCK FUNDS, INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------


To the Shareholders and Board of Directors of Comstock Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Comstock Funds, Inc. (comprising, respectively, Comstock Strategy Fund and Comstock Capital Value Fund) (collectively, the "Funds"), as of April 30, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2008, by correspondence with the Funds' custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Comstock Funds, Inc. at April 30, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
June 19, 2008

COMSTOCK FUNDS, INC.
ADDITIONAL FUND INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------


The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below. The Company's Statement of Additional Information includes additional information about the Comstock Funds, Inc. Directors and is available, without charge, upon request, by calling
800-GABELLI (800-422-3554) or by writing to Comstock Funds, Inc. at One Corporate Center, Rye, NY 10580-1422.

                              TERM OF        NUMBER OF
NAME, POSITION(S)           OFFICE AND     FUNDS IN FUND
    ADDRESS 1                LENGTH OF   COMPLEX OVERSEEN     PRINCIPAL OCCUPATION(S)              OTHER DIRECTORSHIPS
     AND AGE               TIME SERVED 2    BY DIRECTOR       DURING PAST FIVE YEARS                HELD BY DIRECTOR 5
-----------------          -------------    -----------       ----------------------                ------------------
INTERESTED DIRECTORS 3:
----------------------
CHARLES L. MINTER           Since 1987           2       Portfolio Manager, Gabelli Funds, LLC,        --
Director and                                             since 2000; Prior to May 2000,
Portfolio Manager                                        Director, Chairman of the Board and
Age: 66                                                  Chief Executive Officer of Comstock
                                                         Partners, Inc.


HENRY G. VAN DER EB, CFA 4  Since 2000           3       Senior Vice President of GAMCO                --
Chairman of the Board                                    Investors, Inc. since August 2004;
Age: 63                                                  Senior Vice President and Portfolio
                                                         Manager of Gabelli Funds, LLC and
                                                         GAMCO Asset Management Inc. since 1999;
                                                         President and CEO of GAMCO Mathers Fund
                                                         since 1999

INDEPENDENT DIRECTORS 6:
-----------------------
M. BRUCE ADELBERG           Since 1995           2       Consultant, MBA Research Group since          --
Director                                                 November 1995
Age: 71

ANTHONY J. COLAVITA         Since 2000          35       Partner in the law firm of                    --
Director                                                 Anthony J. Colavita, P.C.
Age: 72

VINCENT D. ENRIGHT          Since 2000          15       Former Senior Vice President and            Director of
Director                                                 Chief Financial Officer of                  Echo Therapeutics,
Age: 64                                                  KeySpan Energy Corporation                  Inc. (therapeutics
                                                         (public utility) (1994 - 1998)              and diagnostics)


ANTHONY R. PUSTORINO        Since 2000          14       Certified Public Accountant;                Director of The
Director                                                 Professor Emeritus, Pace University         LGL Group, Inc.
Age: 82                                                                                              (diversified
                                                                                                     manufacturing)

WERNER J. ROEDER, MD        Since 2000          23       Medical Director of Lawrence Hospital            --
Director                                                 and practicing private physician
Age: 67

COMSTOCK FUNDS, INC.
ADDITIONAL FUND INFORMATION (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

                            TERM OF
NAME, POSITION(S)         OFFICE AND
    ADDRESS 1              LENGTH OF                             PRINCIPAL OCCUPATION(S)
     AND AGE             TIME SERVED 2                           DURING PAST FIVE YEARS
-----------------        ------------                            ----------------------
OFFICERS:
--------
BRUCE N. ALPERT             Since 2000          Executive Vice President and Chief Operating Officer of Gabelli Funds,
Executive Vice President                        LLC since 1988 and an officer of all of the registered investment
and Secretary                                   companies in the Gabelli/GAMCO Funds complex. Director and President
Age: 56                                         of Teton Advisors, Inc. since 1998

CAROLYN MATLIN              Since 1987          Vice President of Gabelli Funds, LLC, since 2000
Vice President
Age: 51

AGNES MULLADY               Since 2006          Vice President of Gabelli Funds, LLC since 2007; Officer of all of
Treasurer                                       the registered investment companies in the Gabelli/GAMCO Funds complex;
Age: 49                                         Senior Vice President of U.S. Trust Company, N.A. and Treasurer and
                                                Chief Financial Officer of Excelsior Funds from 2004 through 2005; Chief
                                                Financial Officer of AMIC Distribution Partners from 2002 through 2004;
                                                Controller of Reserve Management Corporation and Reserve Partners, Inc.
                                                and Treasurer of Reserve Funds from 2000 through 2002

PETER D. GOLDSTEIN          Since 2004          Director of Regulatory Affairs at GAMCO Investors, Inc. since 2004;
Chief Compliance Officer                        Chief Compliance Officer of all of the registered investment companies
Age: 55                                         in the Gabelli/GAMCO Funds complex; Vice President of Goldman Sachs
                                                Asset Management from 2000 through 2004

MARTIN WEINER               Since 1995          Portfolio Manager of Gabelli Funds, LLC since 2000; President and
President and                                   Portfolio Manager of the Comstock Capital Value Fund and the
Portfolio Manager                               Comstock Strategy Fund since 1999
Age: 74

-------------------------
1  Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
2  Each Director  will hold office for an indefinite  term until the earliest of
   (i) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Company's By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.
3 "Interested person" of the Company as defined in the 1940 Act. Messrs. Minter and Van der Eb are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as the Company's investment adviser.
4  Address: 2801 Lakeside Drive, Suite 201, Bannockburn, IL 60015.
5 This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e. public companies) or other investment companies registered under the 1940 Act.
6 Directors who are not interested persons, as defined in the 1940 Act, are considered "Independent" Directors.

                     This page is intentionally left blank.

--------------------------------------------------------------------------------
     GABELLI/GAMCO FUNDS AND YOUR PERSONAL PRIVACY
================================================================================

     WHO ARE WE?
     The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisers, Inc., and Gabelli Advisers, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?
     If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE
        SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                             GABELLI FAMILY OF FUNDS

VALUE _______________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

GAMCO WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE _______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE _____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)            PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GAMCO GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GAMCO INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH ___________________________
GAMCO GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
GAMCO WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

GAMCO WESTWOOD INCOME FUND
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income
securities. (MULTICLASS)                  PORTFOLIO MANAGER: BARBARA MARCIN, CFA

SPECIALTY EQUITY ____________________________
GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GAMCO GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

GABELLI SRI FUND
Seeks to invest in common and preferred stocks of companies that meet the Fund's guidelines for social responsibility at the time of investment, looking to avoid companies in tobacco, alcohol, and gaming, defense/weapons contractors, and manufacturers of abortifacients. The Fund's primary objective is capital
appreciation. (MULTICLASS)           PORTFOLIO MANAGER: CHRISTOPHER C. DESMARAIS

SECTOR ______________________________________
GAMCO GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GAMCO GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE ________________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN __________________________________
GAMCO MATHERS FUND
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of debt instruments. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

FIXED INCOME ________________________________
GAMCO WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET ________________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

AN INVESTMENT IN THE ABOVE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUNDS MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CAREFULLY
  CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND
           BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                              COMSTOCK FUNDS, INC.
                             Comstock Strategy Fund
                           Comstock Capital Value Fund
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

M. Bruce Adelberg                               Anthony R. Pustorino
CONSULTANT                                      CERTIFIED PUBLIC ACCOUNTANT,
MBA RESEARCH GROUP                              PROFESSOR EMERITUS
                                                PACE UNIVERSITY

Anthony J. Colavita
ATTORNEY-AT-LAW                                 Werner J. Roeder, MD
ANTHONY J. COLAVITA, P.C.                       MEDICAL DIRECTOR
                                                LAWRENCE HOSPITAL
Vincent D. Enright
FORMER SENIOR VICE PRESIDENT                    Henry G. Van der Eb, CFA
AND CHIEF FINANCIAL OFFICER                     SENIOR VICE PRESIDENT
KEYSPAN CORP.                                   GAMCO INVESTORS, INC.

Charles L. Minter
FORMER CHAIRMAN AND
EXECUTIVE OFFICER
COMSTOCK PARTNERS, INC.

                        OFFICERS AND PORTFOLIO MANAGERS

Bruce N. Alpert                                 Martin Weiner, CFA
EXECUTIVE VICE PRESIDENT                        PORTFOLIO MANAGER
AND SECRETARY                                   AND PRESIDENT

Peter D. Goldstein                              Charles L. Minter
CHIEF COMPLIANCE OFFICER                        PORTFOLIO MANAGER AND
                                                DIRECTOR
Carolyn Matlin
VICE PRESIDENT                                  Agnes Mullady
                                                TREASURER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP



--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of the Comstock Funds, Inc. and is not authorized for use in connection with an offer of sale or a solicitation of an offer to buy shares of a Fund unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GABCOMAR08SR



                    COMSTOCK
                    FUNDS,
                    INC.






                    Comstock Strategy Fund
                    Comstock Capital Value Fund




                                                                   ANNUAL REPORT
                                                                  APRIL 30, 2008

ITEM 2.  CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that Anthony R. Pustorino is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------
     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $62,400 for 2008 and $61,200 for 2007.

Audit-Related Fees
------------------
     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2008 and $0 for 2007.

Tax Fees
--------
     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $8,200 for 2008 and $7,800 for 2007

          Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

All Other Fees
--------------
     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2008 and $0 for 2007.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

          Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and
          (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC ("Gabelli") that provides services to the registrant (a "Covered Services Provider") if the independent registered public accounting firm's engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to the other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

  (e)(2)  The percentage of services described in each of paragraphs (b) through
          (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b)  N/A

                           (c)  100% for 2007 and 100% for 2008

                           (d)  N/A

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $8,200 for 2008 and $145,850 for 2007.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

  (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

  (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under  the  1940  Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3)  Not applicable.

  (b)     Certifications  pursuant  to Rule  30a-2(b)  under  the  1940  Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(registrant)               Comstock Funds, Inc.
            --------------------------------------------------------------------


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     6/23/08
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     6/23/08
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady, Principal Financial Officer and Treasurer


Date     6/23/08
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.